Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 98.9%

AUSTRALIA — 1.4%
BHP Group Ltd.	85,376	$2,384,997

BELGIUM — 1.9%
Anheuser-Busch InBev SA/NV	53,850	3,218,975

CHINA — 2.2%
Prosus NV *	51,893	3,669,616

DENMARK — 1.4%
DSV A/S	11,510	2,299,361

FRANCE — 8.1%
Air Liquide SA	13,590	2,831,566
BioMerieux	10,384	1,393,725
LVMH Moet Hennessy Louis Vuitton SE	6,510	4,006,132
Remy Cointreau SA	18,717	1,014,963
SOITEC *	9,581	439,808
TotalEnergies SE	64,033	3,900,163
		13,586,357
GERMANY — 1.4%
Nemetschek SE	17,711	2,311,313

HONG KONG — 6.0%
AIA Group Ltd.	445,400	4,268,698
Hong Kong Exchanges & Clearing Ltd.	46,300	2,628,477
Techtronic Industries Co., Ltd.	251,500	3,214,981
		10,112,156
ITALY — 2.1%
Ryanair Holdings PLC ADR	57,278	3,449,281

JAPAN — 15.1%
Chugai Pharmaceutical Co., Ltd.	44,900	1,990,620
Cosmos Pharmaceutical Corp.	34,000	1,986,738
Hoshizaki Corp.	29,900	1,121,947
Keyence Corp.	5,300	1,974,573
Nippon Paint Holdings Co., Ltd.	259,300	1,769,040
Olympus Corp.	184,600	2,333,901
Recruit Holdings Co., Ltd.	39,600	2,129,050
Shimano, Inc.	20,400	2,279,875
Shiseido Co., Ltd.	92,600	1,580,716
SMC Corp.	6,000	1,854,553
Sysmex Corp.	162,900	2,013,829
Tokyo Electron Ltd.	14,700	2,605,824
Unicharm Corp.	258,200	1,675,066
		25,315,732
NETHERLANDS — 9.4%
Adyen NV *	1,893	3,045,986
ASML Holding NV	7,993	7,794,670
EXOR NV	41,334	4,045,595
IMCD NV	8,167	846,489
		15,732,740
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	148,964	3,626,561

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SINGAPORE — 4.4%
United Overseas Bank Ltd.	276,089	$7,414,495

SPAIN — 1.0%
CaixaBank SA	165,347	1,746,381

SWEDEN — 11.5%
Assa Abloy AB, B Shares	101,445	3,531,086
Atlas Copco AB, A Shares	285,175	4,835,993
Avanza Bank Holding AB	34,076	1,265,358
Epiroc AB, B Shares	94,257	1,783,198
Investor AB, B Shares	132,195	4,138,277
Skandinaviska Enskilda Banken AB, A Shares	190,942	3,743,905
		19,297,817
SWITZERLAND — 7.4%
Cie Financiere Richemont SA	10,528	2,021,022
Lonza Group AG	4,452	2,976,778
Partners Group Holding AG	1,784	2,334,205
Sika AG	7,509	1,686,212
UBS Group AG	80,924	3,327,073
		12,345,290
UNITED KINGDOM — 16.8%
Ashtead Group PLC	6,995	469,094
Auto Trader Group PLC	330,678	3,512,888
Bunzl PLC	93,037	2,940,640
Games Workshop Group PLC	12,838	2,516,082
Greggs PLC	46,993	1,017,100
Intertek Group PLC	29,291	1,864,488
Rightmove PLC	328,367	3,135,856
Softcat PLC	93,687	1,992,893
Spirax Group PLC	21,519	1,981,554
Trainline PLC *	226,376	847,125
Unilever PLC	69,960	4,135,241
Weir Group PLC (The)	57,347	2,115,377
Wise PLC, Class A *	111,517	1,554,582
		28,082,920
UNITED STATES — 6.6%
Experian PLC	78,148	3,925,153
Roche Holding AG	14,176	4,720,375
Spotify Technology SA *	3,465	2,418,570
		11,064,098
TOTAL INVESTMENTS — 98.9%
(cost $118,252,170)		$165,658,090
Other assets less liabilities — 1.1%		1,826,248
NET ASSETS — 100.0%		$167,484,338

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$7,542,917	$158,115,173	$—	$165,658,090
Total	$7,542,917	$158,115,173	$—	$165,658,090

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.